Ordinary shares, share premium, and other equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [abstract]
Called up share capital, allotted and fully paid
Called up share capital, allotted and fully paid
	Number of shares	Ordinary share capital	Ordinary share premium	Total share capital and share premium	Otherequity instruments
	m	£m	£m	£m	£m
As at 1 January 2018	17,060	4,265	17,780	22,045	8,941
Issued to staff under share incentive plans	30	7	44	51	-
Issuances relating to Scrip Dividend Programme	43	11	77	88	-
AT1 securities issuance	-	-	-	-	1,925
AT1 securities redemption	-	-	-	-	(1,233)
Capital reorganisation	-	-	(17,873)	(17,873)	-
Other movements	-	-	-	-	(1)
As at 31 December 2018	17,133	4,283	28	4,311	9,632

As at 1 January 2017	16,963	4,241	17,601	21,842	6,449
Issued to staff under share incentive plans	46	12	74	86	-
Issuances relating to Scrip Dividend Programme	51	12	105	117	-
AT1 securities issuance	-	-	-	-	2,490
Other movements	-	-	-	-	2
As at 31 December 2017	17,060	4,265	17,780	22,045	8,941

AT1 equity instruments
AT1 equity instruments
		2018	2017
	Initial call date	£m	£m
AT1 equity instruments - Barclays PLC
8.25% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2018	-	1,233
7.0% Perpetual Subordinated Contingent Convertible Securities	2019	695	695
6.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,211m)	2019	711	711
6.5% Perpetual Subordinated Contingent Convertible Securities (EUR 1,077m)	2019	856	856
8.0% Perpetual Subordinated Contingent Convertible Securities (EUR 1,000m)	2020	830	830
7.875% Perpetual Subordinated Contingent Convertible Securities	2022	995	995
7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2022	1,131	1,131
7.25% Perpetual Subordinated Contingent Convertible Securities	2023	1,245	1,245
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)	2023	1,925	-
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	1,244	1,245
Total AT1 equity instruments		9,632	8,941